Total

Fund summary
Goal
Putnam Money Market Fund seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital and maintenance of liquidity.
Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Information about sales charge discounts is available from your financial professional and in the Appendix to the fund’s prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Money Market	Class A		Class B		Class C		Class R
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none		none		none		none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none
[1]	A deferred sales charge on class A, B and C shares may apply to certain redemptions of shares purchased by exchange from another Putnam fund. The rate of the deferred sales charge for class B shares will be determined based on the time between the original purchase of class B shares from the other Putnam fund(s) and the date of redemption of shares from this fund.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Money Market		Class A	Class B	Class C	Class R
Management Fees (as a percentage of Assets)		0.27%	0.27%	0.27%	0.27%
Distribution and Service (12b-1) Fees	[1]	none	none	none	none
Other Expenses (as a percentage of Assets):		0.19%	0.19%	0.19%	0.19%
Expenses (as a percentage of Assets)		0.46%	0.46%	0.46%	0.46%
[1]	The fund’s Board of Trustees determined to limit payments under the distribution and service (12b-1) plans in place with respect to class B, class C and class R shares to 0.00% of average net assets effective as of the close of business on March 31, 2017. Beginning on April 1, 2017, the fund no longer makes payments under the distribution and service (12b-1) plans in place with respect to class B, class C and class R shares.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example - Putnam Money Market - USD ($)	Expense Example, with Redemption, 1 Year		Expense Example, with Redemption, 3 Years		Expense Example, with Redemption, 5 Years		Expense Example, with Redemption, 10 Years		Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	47		148		258		579
Class B	547	[1]	448	[1]	458	[1]	579	[1]	47	148	258	579
Class C	147		148		258		579		47	148	258	579
Class R	47		148		258		579
[1]	Reflects assessment of deferred sales charge assuming class B shares were acquired by exchange from one or more other Putnam funds immediately after purchase of shares from such other fund(s).

Investments, risks, and performance

Investments

We invest mainly in money market instruments that are high quality and have short-term maturities. We invest significantly in certificates of deposit, commercial paper (including asset-backed commercial paper), U.S. government debt and repurchase agreements, corporate obligations and time deposits. We may also invest in U.S. dollar denominated foreign securities of these types. We may consider, among other factors, credit and interest rate risks and characteristics of the issuer or counterparty, as well as general market conditions, when deciding whether to buy or sell investments.

Risks

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund.

The values of money market investments usually rise and fall in response to changes in interest rates. Interest rate risk is generally lowest for investments with short maturities (a significant part of the fund’s investments). Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value. To the extent that the fund invests significantly in a particular industry, it runs an increased risk of loss if economic or other developments affecting that industry cause the prices of related money market investments to fall. Although the fund only buys high quality investments, investments backed by a letter of credit have the risk that the provider of the letter of credit will not be able to fulfill its obligations to the issuer. The effects of inflation may erode the value of your investment over time. Foreign investments, including money market instruments of foreign issuers that are denominated in U.S. dollars, involve certain special risks, such as unfavorable political and legal developments, limited financial information, and economic and financial instability.

There is no guarantee that the investment techniques, analyses, or judgements that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and is not intended to be a complete investment program. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below certain required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The values of money market investments usually rise and fall in response to changes in interest rates.
Foreign investments, including money market instruments of foreign issuers that are denominated in U.S. dollars, involve certain special risks, such as unfavorable political and legal developments, limited financial information, and economic and financial instability.
You could lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares
Best calendar quarter
Mar. 31, 2019
0.54%
Worst calendar quarter
Dec. 31, 2021
none

Average annual total returns (for periods ending 12/31/21)
Average Annual Total Returns - Putnam Money Market	1 Year	5 Years	10 Years
Class A	0.01%	0.90%	0.46%
Class B	(4.99%)	0.49%	0.45%
Class C	(0.99%)	0.88%	0.45%
Class R	0.01%	0.88%	0.45%

Class B and C share performance reflects conversion to class A shares after eight years.